SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Research and development expenses	$ 0	$ 2,340,575	$ 5,267,581	$ 373,112
Cash	498,039		1,065,945	962,540
Working capital	(5,551,721)		(3,002,259)	(3,002,259)
Net Loss	(4,817,521)	(4,447,915)	(15,882,195)	(2,702,602)
Net loss	4,817,521	4,447,915	15,882,195	2,702,602
Advertising expenses	$ 15,442	$ 168,087	651,567	1,047,120
Debt instrument, convertible, beneficial conversion feature			2,615,419
Offering costs			$ 0	$ 0
Income tax positions percentage description			greater than 50%